GOING CONCERN (Details Narrative) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accumulated deficit	$ (8,757,197)	$ (4,026,148)	[1]

[1]	As Restated